Organization and Principal Activities	12 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Nature of operations

Here Group Limited (the “Company” or “Here”) was incorporated in the Cayman Islands on February 9, 2022 as an exempted company with limited liability. The Company changed its legal name from QuantaSing Group Limited to Here Group Limited in November 2025.The Company, its subsidiaries, the consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries are collectively referred to as the “Group”.

In March 2025, the Group completed an acquisition of 61.05% equity interest in Shenzhen Yiqi Culture Co., Ltd. (“Shenzhen Letsvan”), thereby entering the pop toy business (Note 3). In June 2025, the Group further acquired approximately 2.5% equity interests in Shenzhen Letsvan (Note 20). In July 2025, the Group undertook further steps to acquire all of the remaining equity interests in Shenzhen Letsvan (Note 20). As of June 30, 2026 the acquisition of non-controlling interests of Shenzhen Letsvan held by one shareholder was not closed and the Group held 76.3% of the equity interests in Shenzhen Letsvan.

On September 30, 2025, the Group, through one of its subsidiaries, Beijing Qimengdao Technology Co., Ltd. (formerly known as Beijing Liangzizhige Technology Co., Ltd.), entered into the VIE Termination Agreement with Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”) and Beijing Chuangyuqizhi Technology Co., Ltd. (“Beijing Chuangyuqizhi”, or the “VIE 2”), and the respective nominee shareholder of Beijing Feierlai and Beijing Chuangyuqizhi, to terminate the contractual arrangements among these parties. On the same day, the Group entered into share transfer agreements with the relevant entities of a third-party buyer (the “Buyer”), pursuant to which Beijing Qimengdao Technology Co., Ltd. instructed the nominee shareholder to transfer all of its equity interests in Beijing Feierlai and Beijing Chuangyuqizhi to the Buyer, and the Company transfers all of its equity interests in QuantaSing International Limited and Rare River Group Limited to the Buyer, for an aggregate consideration of approximately equivalent to RMB180 million. Upon completion of the transactions on September 30, 2025, the Group ceased to engage in the individual online learning services business, consumer businesses, and any other businesses established prior to the acquisition of Shenzhen Letsvan (the “Divested Business”).

The disposal of the Divested Business represents a strategic shift and has a significant impact on the Company’s results of operations. Accordingly, assets, liabilities, results of operations, and cash flows related to the Divested Business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. The consolidated balance sheets as of June 30, 2025, the consolidated statements of comprehensive income and consolidated statements of cash flows for the years ended June 30, 2024, 2025 and 2026 have been adjusted to reflect this change (see Note 4).

Effective September 30, 2025, upon the completion of the disposal of the Divested Business, the Group deconsolidated the financial statements of the Divested Business from its consolidated financial statements. Following the disposition, the Group’s strategic focus would be centered on the pop toy business.

As of June 30, 2026, the Company’s major subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Technical consulting and related service
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Qimengdao Technology Co., Ltd. (the “WFOE”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Beijing Yiqi Culture Co., Ltd.	January 21, 2025	The PRC	100%	Pop toy business
Shanghai Qimengdao Culture Co., Ltd.	September 2, 2025	The PRC	100%	Pop toy business
Chongqing Qimengdao Cultural Communication Co., Ltd.	September 2, 2025	The PRC	100%	Pop toy business
Shenzhen Qimengdao Trading Co., Ltd.	October 16, 2025	The PRC	100%	Pop toy business
Beijing Qimengdao Cultural Communication Co., Ltd.	October 22, 2025	The PRC	100%	Pop toy business
Beijing Qimengdao Trading Co., Ltd.	October 22, 2025	The PRC	100%	Pop toy business
Beijing Xingxuzaowu Cultural and Creative Co., Ltd.	March 23, 2026	The PRC	100%	Pop toy business
Xian Qimengdao Cultural Communication Co., Ltd.	March 27, 2026	The PRC	100%	Pop toy business
Shenzhen Chaowan World Information Technology Co., Ltd.	December 24, 2024	The PRC	100%	Pop toy business
Shenzhen Yiqi Culture Co., Ltd.	November 23, 2020	The PRC	76.3%	Pop toy business
Shenzhen Yiqiwan Cultural Industry Co., Ltd.	August 9, 2022	The PRC	100%	Pop toy business
Shenzhen Huiyusheji Culture Co., Ltd.	October 8, 2022	The PRC	100%	Pop toy business
Dongguan Yiqiwan Cultural Industry Co., Ltd.	November 20, 2023	The PRC	100%	Pop toy business
Hangzhou Yiqi Technology Development Co., Ltd.	July 16, 2025	The PRC	100%	Pop toy business
Qimengdao (Changchun) Culture Co., Ltd.	August 18, 2025	The PRC	100%	Pop toy business

(b)	Variable interest entity

Before September 2025, the Group operated substantially all of its Divested Business through the VIEs and VIEs’ subsidiaries. In May 2021, the Group, through one of its subsidiaries, or the WFOE, entered into a series of contractual arrangements with the VIE 1 and its shareholder, Shenzhen Erwan, an entity controlled by the Founder. In May 2024, the VIE 2 entered into a similar series of contractual arrangements with Beijing Zhixueduxing and its shareholder, Shenzhen Erwan, which were terminated in March 2025. In April 2025, the WFOE, entered into a similar series of contractual arrangements with the VIE 2 and its shareholder, Shenzhen Erwan.

In September 2025, as part of the disposal of the Divested Business, the Group terminated the aforementioned contractual agreements for VIE 1 and VIE 2, including the voting rights proxy agreements, equity pledge agreements, exclusive consultancy and service agreements and exclusive option agreements. With the termination of these VIE contractual agreements, the Group deconsolidated the VIEs from its consolidated financial statements since September 30, 2025.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and VIEs’ subsidiaries, which were included in the Group’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows, after the elimination of intercompany balances and transactions among the VIEs and its subsidiaries:

	As of June 30,
	2025	2026
	RMB	RMB

Current assets held for sale	665,253	-
Non-current assets held for sale	10,775	-
Current liabilities held for sale	649,753	-
Non-current liabilities held for sale	37,590	-

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Net income from discontinued operation, net of income tax	69,773	124,212	172,441

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Net cash used in operating activities from discontinued operation	(68,748)	(74,420)	(289,983)
Net cash (used in)/provided by investing activities from discontinued operation	(85,679)	(18,425)	985
Net cash provided by financing activities from discontinued operation	43,422	132,303	-